UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10197

Nuveen California Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Dividend Advantage Municipal Fund 2 (NVX)
	May 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 7.0% (4.7% of Total Investments)
$ 535	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$ 494,024
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
3,940	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	3,266,221
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
4,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	Baa3	2,757,600
	Bonds, Series 2007A-1, 5.750%, 6/01/47
13,480	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	Baa3	7,924,488
	Bonds, Series 2007A-2, 0.000%, 6/01/37
21,955	Total Consumer Staples			14,442,333
	Education and Civic Organizations – 9.2% (6.2% of Total Investments)
2,000	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2001Q,	12/11 at 101.00	AAA	2,025,540
	5.250%, 12/01/32
2,745	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/18 at 100.00	AA+	3,052,989
	Tender Option Bond Trust 09-11B, 17.384%, 10/01/38 (IF) (8)
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
125	5.000%, 11/01/21	11/15 at 100.00	A2	130,789
165	5.000%, 11/01/25	11/15 at 100.00	A2	168,100
2,250	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program,	9/11 at 100.00	Baa1	2,250,473
	Series 2001A, 5.400%, 3/01/21 – NPFG Insured (Alternative Minimum Tax)
2,500	California Municipal Finance Authority, Revenue Bonds, University of La Verne, Series 2010A,	6/20 at 100.00	Baa2	2,483,450
	6.250%, 6/01/40
2,945	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	2,879,091
	Tender Option Bond Trust 1065, 9.091%, 3/01/33 (IF)
615	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	10/13 at 100.00	N/R	584,933
	University, Series 2003, 6.500%, 10/01/23
3,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/11 at 101.00	BBB	2,764,800
	Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured
2,680	University of California, General Revenue Bonds, Series 2003A, 5.000%,	5/13 at 100.00	Aa1	2,683,645
	5/15/33 – AMBAC Insured (UB)
19,025	Total Education and Civic Organizations			19,023,810
	Health Care – 25.8% (17.2% of Total Investments)
2,000	California Health Facilities Financing Authority, Revenue Bonds, Casa Colina Inc., Series	4/12 at 100.00	BBB+	2,014,580
	2001, 6.000%, 4/01/22
415	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	375,936
	Series 2006, 5.000%, 4/01/37
9,260	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2008,	11/16 at 100.00	AA–	8,732,828
	5.250%, 11/15/46 (UB)
500	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	500,665
	LLC, Series 2001A, 5.550%, 8/01/31
4,215	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa2	3,809,096
	of Central California, Series 2007, 5.250%, 2/01/27
2,520	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	2,307,060
	West, Series 2005A, 5.000%, 3/01/35
	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health
	System, Series 2007A:
810	4.800%, 7/15/17	No Opt. Call	N/R	816,796
2,225	5.125%, 7/15/31	7/17 at 100.00	N/R	1,875,297
2,185	California Statewide Community Development Authority, Health Facility Revenue Refunding Bonds,	No Opt. Call	AA–	2,224,964
	Memorial Health Services, Series 2003A, 6.000%, 10/01/11
2,500	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey	6/13 at 100.00	AA+	2,657,000
	Peninsula Hospital, Series 2003B, 5.250%, 6/01/18 – AGM Insured
5,250	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	4,182,360
	Health System, Series 2005A, 5.250%, 7/01/35
1,755	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	1,566,039
	Series 2006, 5.000%, 3/01/41
425	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	413,126
	Series 2001C, 5.250%, 8/01/31
1,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/18 at 100.00	AA+	934,790
	2004D, 5.050%, 8/15/38 – AGM Insured
	California Statewide Community Development Authority, Revenue Bonds, Sutter Health,
	Series 2005A:
2,705	5.000%, 11/15/43	11/15 at 100.00	AA–	2,463,362
3,315	5.000%, 11/15/43 (UB)	11/15 at 100.00	AA–	3,018,871
	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health
	System, Trust 2554:
998	18.694%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA+	757,302
1,325	18.728%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA+	1,005,940
2,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/38 at 100.00	BBB	2,172,160
	2008A, 8.250%, 12/01/38
1,610	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A	1,457,839
	California, Series 2010, 5.375%, 3/15/36
455	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A,	11/20 at 100.00	BBB–	440,749
	6.500%, 11/01/29
4,800	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	4,292,016
	6.000%, 11/01/41
5,785	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa1	4,787,492
	Center, Series 2007A, 5.000%, 7/01/38
58,053	Total Health Care			52,806,268
	Housing/Multifamily – 6.0% (4.0% of Total Investments)
1,330	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB–	1,245,878
	Series 2010A, 6.400%, 8/15/45
5,962	California Statewide Community Development Authority, Multifamily Housing Revenue Refunding	7/11 at 102.00	AAA	6,089,766
	Bonds, Claremont Village Apartments, Series 2001D, 5.500%, 6/01/31 (Mandatory put 6/01/16)
	(Alternative Minimum Tax)
205	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	173,364
	Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41
1,055	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile	9/13 at 100.00	A+	1,016,946
	Home Park, Series 2003A, 5.750%, 9/15/38
700	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz	9/13 at 100.00	N/R	690,949
	Mobile Home Park, Series 2003B, 6.625%, 9/15/38
3,045	Yucaipa Redevelopment Agency, California, Mobile Home Park Revenue Bonds, Rancho del Sol and	11/11 at 102.00	N/R	3,053,404
	Grandview, Series 2001A, 6.750%, 5/15/36
12,297	Total Housing/Multifamily			12,270,307
	Housing/Single Family – 2.6% (1.7% of Total Investments)
250	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	A3	253,525
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
5,775	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006M, 4.650%, 8/01/31	2/16 at 100.00	A3	4,723,488
	(Alternative Minimum Tax)
375	California Rural Home Mortgage Finance Authority, Mortgage-Backed Securities Program Single	12/11 at 102.00	Aaa	388,976
	Family Mortgage Revenue Bonds, Series 2001A, 5.650%, 12/01/31 (Alternative Minimum Tax)
6,400	Total Housing/Single Family			5,365,989
	Industrials – 0.3% (0.2% of Total Investments)
3,175	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	CCC+	710,025
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (5)
	Long-Term Care – 2.4% (1.6% of Total Investments)
1,550	California Health Facilities Financing Authority, Cal-Mortgage Insured Revenue Bonds, Northern	1/13 at 100.00	A–	1,573,235
	California Retired Officers Community Corporation – Paradise Valley Estates, Series 2002,
	5.125%, 1/01/22
3,750	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center	12/17 at 100.00	Baa1	3,358,875
	Project, Series 2007, 5.375%, 12/01/37
5,300	Total Long-Term Care			4,932,110
	Tax Obligation/General – 21.6% (14.4% of Total Investments)
10,000	California State, General Obligation Bonds, Series 2006CD, 4.600%, 12/01/32 (Alternative	12/15 at 100.00	AA	8,719,400
	Minimum Tax)
13,850	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 4/01/38	No Opt. Call	A1	14,779,058
2,000	California State, General Obligation Bonds, Various Purpose Series 2010, 6.000%, 3/01/33	3/20 at 100.00	A1	2,179,360
3,615	Colton Joint Unified School District, San Bernardino County, California, General Obligation	8/12 at 102.00	Aa3	3,819,717
	Bonds, Series 2002A, 5.500%, 8/01/22 – FGIC Insured
	Contra Costa County Community College District, California, General Obligation Bonds,
	Series 2002:
3,005	5.000%, 8/01/21 – FGIC Insured	8/12 at 100.00	Aa1	3,128,145
3,300	5.000%, 8/01/22 – FGIC Insured	8/12 at 100.00	Aa1	3,410,682
1,285	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,	7/19 at 100.00	Aa2	1,338,250
	Series 2009D, 5.000%, 7/01/27
2,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	A3	2,105,020
	NPFG Insured
355	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	362,938
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
17,510	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	4,334,425
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
56,920	Total Tax Obligation/General			44,176,995
	Tax Obligation/Limited – 17.3% (11.5% of Total Investments)
	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
650	5.500%, 9/01/24	9/14 at 102.00	N/R	617,669
385	5.800%, 9/01/35	9/14 at 102.00	N/R	342,858
1,190	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special	8/17 at 102.00	N/R	595,000
	Tax Bonds, Series 2007, 5.750%, 8/01/25 (5), (6)
4,900	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	12/13 at 100.00	A2	5,204,731
	2003C, 5.500%, 6/01/16
1,245	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aa3	1,371,641
1,200	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/13 at 100.00	N/R	1,173,936
	Facilities District 90-2 – Talega, Series 2003, 6.000%, 9/01/33
435	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	BBB	416,265
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
750	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	684,375
	6.000%, 9/01/34
1,785	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	A–	1,524,497
	Series 2006, 5.250%, 9/01/36 – SYNCORA GTY Insured
1,800	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/17 at 100.00	A–	1,477,890
	Participation, Capital Improvement, Series 2007, 5.000%, 2/01/41 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
205	5.000%, 9/01/26	9/16 at 100.00	N/R	192,479
470	5.125%, 9/01/36	9/16 at 100.00	N/R	406,437
2,000	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds,	10/13 at 102.00	N/R	2,037,720
	Series 2003H, 6.000%, 10/01/20
415	Lammersville School District, San Joaquin County, California, Community Facilities District	9/16 at 100.00	N/R	335,021
	2002, Mountain House Special Tax Bonds, Series 2006, 5.125%, 9/01/35
1,265	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	1,279,307
	District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24
800	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	679,456
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
750	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series	9/21 at 100.00	A–	782,198
	2011A, 7.000%, 9/01/31
475	National City Community Development Commission, San Diego County, California, Redevelopment	8/21 at 100.00	A–	498,731
	Project Tax Allocation Bonds, Series 2011, 6.500%, 8/01/24
485	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds,	9/14 at 102.00	N/R	394,130
	Series 2006D, 5.000%, 9/01/33
175	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	A–	177,952
	Project, Series 2011, 6.750%, 9/01/40
2,000	Orange County, California, Special Tax Bonds, Community Facilities District 02-1 of Ladera	8/11 at 101.00	N/R	1,881,760
	Ranch, Series 2003A, 5.550%, 8/15/33
385	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	318,407
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
100	Riverside County Redevelopment Agency, California, Jurupa Valley Project Area 2011 Tax Allocation	10/21 at 100.00	A–	101,113
	Bonds Series B, 6.500%, 10/01/25
475	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	475,594
	8/01/25 – AMBAC Insured
700	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4,	9/14 at 100.00	N/R	656,698
	Series 2003C, 6.000%, 9/01/33
	San Buenaventura Redevelopment Agency, California, Merged Project Areas Tax Allocation Bonds,
	Series 2008:
1,000	7.750%, 8/01/28	8/16 at 102.00	A	1,077,720
1,325	8.000%, 8/01/38	8/16 at 102.00	A	1,444,237
80	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	83,031
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
85	7.000%, 8/01/33	2/21 at 100.00	BBB	87,330
105	7.000%, 8/01/41	2/21 at 100.00	BBB	107,501
1,530	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 2	8/15 at 100.00	A–	1,265,754
	and 3, Series 2005C, 5.000%, 8/01/35 – AMBAC Insured
825	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AA–	778,313
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured
140	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	138,557
	7.000%, 10/01/26
415	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/14 at 105.00	N/R	438,410
	District 01-1, Refunding Series 2009A, 8.625%, 9/01/39
1,930	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	1,772,473
	District 01-1, Series 2003B, 6.750%, 9/01/30
500	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	392,685
	District 01-1, Series 2004B, 6.000%, 9/01/39
850	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	679,499
	District 2001-1, Series 2004A, 6.125%, 9/01/39
3,715	Western Placer Unified School District, Placer County, California, Certiciates of	8/18 at 100.00	AA+	3,287,924
	Particpation, Series 2008, 5.000%, 8/01/47 – AGC Insured
240	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	242,741
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32
37,780	Total Tax Obligation/Limited			35,422,040
	Transportation – 13.0% (8.7% of Total Investments)
3,000	Bay Area Governments Association, California, BART SFO Extension, Airport Premium Fare Revenue	8/12 at 100.00	N/R	2,465,310
	Bonds, Series 2002A, 5.000%, 8/01/32 – AMBAC Insured
1,930	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	1,960,899
	2006F, 5.000%, 4/01/31 (UB)
1,430	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	1,580,107
	2008, Trust 3211, 13.453%, 10/01/32 (IF)
7,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	6,639,780
	Bonds, Series 1999, 5.875%, 1/15/27
5,585	Port of Oakland, California, Revenue Bonds, Series 2002N, 5.000%, 11/01/16 – NPFG Insured	11/12 at 100.00	A	5,727,753
	(Alternative Minimum Tax)
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International
	Airport, Second Series 2003, Issue 29A:
2,430	5.250%, 5/01/18 – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	A1	2,495,634
2,555	5.250%, 5/01/19 – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	A1	2,631,803
1,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/13 at 100.00	A1	1,046,240
	Airport, Second Series 2003, Issue 29B, 5.125%, 5/01/17 – FGIC Insured
2,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/12 at 100.00	A1	2,059,700
	International Airport, Second Series 2002, Issue 28A, 5.250%, 5/01/17 – NPFG Insured
	(Alternative Minimum Tax)
26,930	Total Transportation			26,607,226
	U.S. Guaranteed – 24.1% (16.1% of Total Investments) (4)
9,000	Anitoch Area Public Facilities Financing Agency, California, Special Tax Bonds, Community	8/11 at 100.00	A (4)	9,076,230
	Facilities District 1989-1, Series 2001, 5.250%, 8/01/25 (Pre-refunded 8/01/11) – NPFG Insured
6,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	N/R (4)	6,328,200
	5/01/18 (Pre-refunded 5/01/12)
450	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson School	10/15 at 100.00	N/R (4)	502,623
	of Law, Series 2005A, 4.875%, 10/01/31 (Pre-refunded 10/01/15)
860	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AAA	976,134
	(Pre-refunded 7/01/14)
4,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	N/R (4)	4,590,440
	Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32 (Pre-refunded 12/15/13)
2,005	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	2,173,260
	Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)
1,170	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (4)	1,339,042
	Series 2003A, 6.500%, 9/01/25 (Pre-refunded 9/01/13)
885	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (4)	1,003,024
	Series 2004, 6.000%, 9/01/34 (Pre-refunded 9/01/13)
9,510	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E,	7/12 at 100.00	AA– (4)	9,994,630
	5.000%, 7/01/19 (Pre-refunded 7/01/12) – NPFG Insured
2,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	No Opt. Call	AAA	2,561,180
	6.000%, 8/01/26
6,000	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/11 at 102.00	N/R (4)	6,219,060
	Area, Series 2001, 5.250%, 10/01/35 (Pre-refunded 10/01/11) – AMBAC Insured
2,800	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	2,946,384
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A,
	5.500%, 6/01/36 (Pre-refunded 6/01/12)
1,500	Whittier, California, Health Facility Revenue Bonds, Presbyterian Intercommunity Hospital,	6/12 at 101.00	N/R (4)	1,594,875
	Series 2002, 5.600%, 6/01/22 (Pre-refunded 6/01/12)
46,180	Total U.S. Guaranteed			49,305,082
	Utilities – 9.4% (6.2% of Total Investments)
5,000	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds,	10/14 at 100.00	A+	5,155,150
	Series 2004, 5.250%, 10/01/21 – NPFG Insured
2,355	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	2,076,827
	2007A, 5.000%, 11/15/35
1,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AA–	1,059,850
	2003A-2, 5.000%, 7/01/23 – NPFG Insured
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AA+	509,678
	2005A-1, 5.000%, 7/01/31 – AGM Insured (UB)
	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005:
790	5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	683,729
1,500	5.250%, 9/01/36 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,263,855
2,000	Santa Clara, California, Subordinate Electric Revenue Bonds, Series 2003A, 5.250%, 7/01/20 –	7/13 at 100.00	A1	2,120,780
	NPFG Insured
2,500	Southern California Public Power Authority, California, Milford Wind Corridor Phase I Revenue	No Opt. Call	AA–	2,634,500
	Bonds, Series 2010-1, 5.000%, 7/01/28
4,000	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A,	No Opt. Call	Baa1	3,671,600
	5.000%, 11/01/33
19,645	Total Utilities			19,175,969
	Water and Sewer – 11.2% (7.5% of Total Investments)
1,400	Castaic Lake Water Agency, California, Certificates of Participation, Series 2006C, 5.000%,	8/16 at 100.00	AA–	1,327,928
	8/01/36 – NPFG Insured
545	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	530,231
	5.000%, 4/01/36 – NPFG Insured
1,160	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Tender Option	7/19 at 100.00	AAA	1,333,118
	Bond Trust 09-8B, 17.498%, 7/01/35 (IF) (8)
1,500	Orange County Water District, California, Revenue Certificates of Participation, Tender Option	8/20 at 100.00	AAA	1,630,620
	Bond Trust 11782-1, 17.876%, 2/15/35 (IF)
750	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AA	766,118
	2006, 5.000%, 12/01/31 – FGIC Insured
1,700	San Buenaventura, California, Wastewater Revenue Certificates of Participation, Series 2004,	3/14 at 100.00	AA	1,752,377
	5.000%, 3/01/24 – NPFG Insured
4,785	San Diego Public Facilities Financing Authority, California, Subordinate Lien Water Revenue	8/12 at 100.00	Aa3	4,960,986
	Bonds, Series 2002, 5.000%, 8/01/21 – NPFG Insured
10,000	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue	4/13 at 100.00	AA–	10,587,500
	Refunding Bonds, Series 2003A, 5.250%, 10/01/20 – NPFG Insured
21,840	Total Water and Sewer			22,888,878
$ 335,500	Total Investments (cost $314,480,640) – 149.9%			307,127,032
	Floating Rate Obligations – (5.6)%			(11,390,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (47.8)% (7)			(97,846,300)
	Other Assets Less Liabilities – 3.5%			7,004,536
	Net Assets Applicable to Common Shares – 100%			$ 204,895,268

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of May 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$306,532,032	$595,000	$307,127,032

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$ 766,086
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(171,086)
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$ 595,000

During the period ended May 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2011, the cost of investments was $303,486,873.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2011, were as follows:

Gross unrealized:
Appreciation	$ 10,005,901
Depreciation	(17,752,875)
Net unrealized appreciation (depreciation) of investments	$ (7,746,974)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investor Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(7)	MuniFund Term Preferred shares, at Liquidation Value as a percentage of Total Investments is 31.9%.
(8)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         July 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         July 29, 2011